Bank borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Bank borrowings
Schedule of bank borrowings

	As of	As of
	December 31,	June 30,
	2024	2025
1-year term loan denominated in RMB at an interest rates of 2.80% to 2.85% per annum	—	1,266
1-year revolving loan denominated in RMB at an interest rates of 2.50% to 3.05% per annum	—	1,406
Revolving service trade loans denominated in HK$at an interest rate of 4.98%	—	1
	—	2,673